NATIONWIDE VARIABLE INSURANCE TRUST

NVIT AllianzGI International Growth Fund	NVIT Emerging Markets Fund
NVIT Amundi Multi Sector Bond Fund (formerly,	NVIT Federated High Income Bond Fund (formerly,
Amundi NVIT Multi Sector Bond Fund)	Federated NVIT High Income Bond Fund)
NVIT AQR Large Cap Defensive Style Fund	NVIT Government Bond Fund
NVIT BlackRock Equity Dividend Fund (formerly,	NVIT Government Money Market Fund
BlackRock NVIT Equity Dividend Fund)	NVIT International Equity Fund
NVIT BNY Mellon Core Plus Bond Fund (formerly,	NVIT International Index Fund
NVIT Core Plus Bond Fund)	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Mid Cap Index Fund
(formerly, NVIT Mellon Dynamic U.S. Core Fund)	NVIT Multi-Manager Mid Cap Value Fund
NVIT BNY Mellon Dynamic U.S. Equity Income	NVIT Multi-Manager Small Cap Growth Fund
Fund (formerly, NVIT Mellon Dynamic U.S. Equity	NVIT Multi-Manager Small Cap Value Fund
Income Fund)	NVIT Multi-Manager Small Company Fund
NVIT BNY Mellon Sustainable U.S. Equity Fund	NVIT Neuberger Berman Multi Cap Opportunities
(formerly, NVIT Newton Sustainable U.S. Equity	Fund (formerly, Neuberger Berman NVIT Multi Cap
Fund)	Opportunities Fund)
NVIT Bond Index Fund	NVIT Real Estate Fund
NVIT Columbia Overseas Value Fund	NVIT S&P 500 Index Fund
NVIT Core Bond Fund	NVIT Short Term Bond Fund
NVIT DoubleLine Total Return Tactical Fund	NVIT Small Cap Index Fund
(formerly, DoubleLine NVIT Total Return Tactical	NVIT Wells Fargo Discovery Fund
Fund)

Supplement dated October 26, 2021
to the Statement of Additional Information (“SAI”) dated April 30, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT AllianzGI International Growth Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Emerging Markets Fund, NVIT Mid Cap Index Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, NVIT Wells Fargo Discovery Fund

Effective November 12, 2021, the SAI is amended as follows:

1.	The following supplements the information under the heading “Investment Advisory and Other Services – Limitation of Fund Expenses” beginning on page 67 of the SAI:

In addition, NFA has entered into a written contract with the Trust under which the Trust and NFA agree to limit total fund operating expenses in respect of the following Funds and share classes, equal to the amounts shown in the table below (“Operating Expense Limits):

Fund and Share Class	Operating Expense Limit
NVIT AllianzGI International Growth Fund Class II	1.25%*
NVIT BNY Mellon Core Plus Bond Fund Class I	0.69%**
NVIT BNY Mellon Core Plus Bond Fund Class P	0.79%**

NVIT BNY Mellon Dynamic U.S. Equity Income Fund Class I	1.01%*
NVIT Emerging Markets Fund Class II	1.43%*
NVIT Mid Cap Index Fund Class II	0.72%**
NVIT Real Estate Fund Class II	1.68%*
NVIT S&P 500 Index Fund Class I	0.54%*
NVIT S&P 500 Index Fund Class II	0.52%**
NVIT Wells Fargo Discovery Fund Class I	0.92%*

*     The Operating Expense Limit in any year will be a percentage of the average daily net assets of each identified class of a Fund, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities (but including acquired fund fees and expenses, if any). Such Operating Expense Limit will take effect upon the date that the identified Funds replace certain third-party funds available in variable annuity and variable life insurance products issued by Nationwide Life Insurance Company and/or its affiliates and continue until the second anniversary thereof, following which it will expire.

**     The Operating Expense Limit in any year will be a percentage of the average daily net assets of each identified class of a Fund, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities (but including acquired fund fees and expenses, if any). Such Operating Expense Limit will take effect upon the date that the identified Funds replace certain third-party funds available in variable annuity and variable life insurance products issued by Nationwide Life Insurance Company and/or its affiliates and continue until the second anniversary thereof, and from year to year thereafter, provided such continuance is approved by a majority of the Independent Trustees.

With respect to the NVIT AllianzGI International Growth Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Emerging Markets Fund, NVIT Mid Cap Index Fund, NVIT Real Estate Fund, NVIT S&P 500 Index Fund, and NVIT Wells Fargo Discovery Fund, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Adviser at a later date in the same manner as is provided in the Expense Limitation Agreement described on page 68 above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE